Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	14.Subsequent Events None

13. Subsequent Events

During the period from July 31, 2014 until present, we issued a total of 9,990,659 shares of common stock and warrants to purchase 3,996,259 shares of common stock for gross proceeds of approximately $7.49 million. Additionally, in connection with the price adjustment terms in subscription agreements we previously entered into with investors in prior private placements prior to July 31, 2014, we issued an aggregate of 95,366 shares of common stock and warrants to purchase up to an aggregate of 648,053 shares of common stock to existing investors who purchased shares from the Company in private placement transactions. The shares of common stock and the warrants issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities, including the shares underlying the warrants, may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

Tom Y. Lee, CPA was appointed to our Board on October 24, 2014.  Mr. Lee is currently the Chairman and CEO of Unidose Systems, Inc., a contract manufacturer of single-dose applicator and formulation OEM products, and has served as Chairman and CEO since 2008.  Mr. Lee is a former board member and audit committee chairman at First Continental Bank (which merged with United Commercial Bank in 2003).  Mr. Lee has been an active CPA since 1983 and earned his Master of Science in accounting from California State University Long Beach and his Bachelors in Business Administration from TamKang University in Taipei, Taiwan.